INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
INCOME TAXES
Operating loss carryforward, Description	The net operating loss carry-forward arising in taxable years beginning before December 31, 2017 will begin to expire in the year 2035.
Net operating loss to be charged against future taxable income	$ 114,000
Operating loss carryforward usable against taxable income, Percentage	80.00%